Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 62,414	¥ 57,502
Finished goods	77,149	84,654
Write-down on residential condominiums under development	10,492	2,510	¥ 863
Increase (decrease) in retained earnings	2,909,317	2,744,588
Accounting Standards Update 2019-12
Significant Accounting Policies [Line Items]
Increase in other liabilities	215
Accounting Standards Update 2019-12 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	¥ 215
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	31 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	10 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 29,871	30,448	27,147
Accumulated depreciation	147,459	132,184
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	9,083	8,269	¥ 7,714
Accumulated depreciation	¥ 73,063	¥ 68,524
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	25 years